Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 48,875,781	$ (5,645,376)	$ (7,050,755)
Less: Net income from discontinued operations	53,267,761	19,003	66,552
Net loss from continuing operations	(4,391,980)	(5,664,379)	(7,117,307)
Adjustments to reconcile net loss from operations to Net cash used in operating activities:
Depreciation expense	45,782	66,428	40,130
Impairment loss on long-term investment			585,333
Stock-based compensation			1,024,361
Allowance for (recovery from) bad debts	(550,000)	100,000	550,000
Recovery of impairment on long-term investment	(439,111)
Non-cash lease expense	395,616	367,631	353,419
Gain on lease termination			(4,437)
Gain on extinguishment of debt			(41,548)
Imputed interest expense on convertible promissory notes	693,299
Foreign currency transaction (gain) loss	(4,723)	(146,501)	38,670
Noncash other expense (income)		(88,911)	906
Changes in operating assets and liabilities:
Operating lease liabilities	(398,841)	(389,518)	(393,740)
Accounts receivable	108,302	(78,245)	(84,752)
Security deposit	(431)	(26,596)	465,843
Prepaid expenses and other current assets	(240,743)	33,015	(54,782)
Deferred revenue		(117,004)	121,984
Salary payable	(62,536)	108,133	142,758
Accrued liabilities and other payables	(181,304)	242,066	267,195
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(5,026,670)	(5,593,881)	(4,105,967)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	(124,838)	3,314	9,461
NET CASH USED IN OPERATING ACTIVITIES	(5,151,508)	(5,590,567)	(4,096,506)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(970)	(3,792)	(37,068)
Proceeds from disposal of property and equipment	7,771
Collection of loan to related party			93,887
Collection of loan to third parties		75,000
Long-term investment in equity			(350,000)
Cash received from return of long-term investment	439,111
Cash paid for business acquisition	(87,083,160)
Loan to third parties		(2,615,313)	(2,300,000)
Loan repayment from third parties	878,469
Deposit for business acquisition		(1,000,000)
NET CASH USED IN INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	(85,758,779)	(3,544,105)	(2,593,181)
NET CASH USED IN INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS	(779,770)
NET CASH USED IN INVESTING ACTIVITIES	(86,538,549)	(3,544,105)	(2,593,181)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on finance lease			(163,301)
Proceeds from issuance of stocks		1,750,140	16,637,200
Proceeds from issuance of convertible promissory notes	88,000,000
Proceeds from short-term loans and other payable	1,671,750
Repayments to related parties			(2,339)
NET CASH PROVIDED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	89,671,750	1,750,140	16,471,560
NET CASH USED IN FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	(5,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	89,666,750	1,750,140	16,471,560
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(27,104)	3,789	(1,579)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,050,411)	(7,380,743)	9,780,294
CASH AND CASH EQUIVALENTS - beginning of year	3,825,477	11,206,220	1,425,926
CASH AND CASH EQUIVALENTS - end of year	1,775,066	3,825,477	11,206,220
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	15,280	12,705	9,484
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	1,759,786	3,812,772	11,196,736
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition by issuing convertible promissory notes	7,000,000
Conversion of bond to equity	76,770,000
Notes receivable on disposal of Alpha Mind	153,050,301
Loan receivable from return of investment			350,000
Remeasurement of the lease liabilities and right-of-use assets due to lease modification		856,987
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		171,885	170,112
Issuance of stock for direct offering cost		$ 146,137